Stockholders’ Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Equity [Abstract]
Stockholders’ Equity

Note 10 – Stockholders’ Equity

Stock Transactions

Pursuant to the Business Combination Agreement on October 25, 2022, the Company issued the following securities:

Holders of conversion rights issued as a component of units in Mana’s initial public offering (the “Public Rights”) were issued an aggregate of 928,571 shares of the Company’s common stock;

Holders of existing shares of common stock of Legacy Cardio and the holder of equity rights of Legacy Cardio (together, the “Legacy Cardio Stockholders”) received an aggregate of 6,883,306 shares of the Company’s Common Stock, calculated based on the exchange ratio of 3.427259 pursuant to the Merger Agreement (the “Exchange Ratio”) for each share of Legacy Cardio Common Stock held or, in the case of the equity rights holder, that number of shares of the Company’s Common Stock equal to 1% of the Aggregate Closing Merger Consideration, as defined in the Merger Agreement;

The Legacy Cardio Stockholders received, in addition, an aggregate of 43,334 shares of the Company’s Common Stock (“Conversion Shares”) upon conversion of an aggregate of $433,334 in principal amount of promissory notes issued by Mana to Legacy Cardio in connection with its loan of such amount in order to extend Mana’s duration through October 26, 2022 (the “Extension Notes”), which Conversion Shares were distributed to the Legacy Cardio Stockholders in proportion to their respective interest in Legacy Cardio.

Mana public stockholders (excluding Mana Capital, LLC, the SPAC sponsor (the “Sponsor”), and Mana’s former officers and directors) own 34,548 shares of the Company’s Common Stock and the Sponsor, Mana’s former officers and directors and certain permitted transferees own 1,625,000 shares of the Company’s Common Stock.

Immediately after giving effect to the Business Combination, there were 9,514,743 issued and outstanding shares of the Company’s Common Stock.

On October 25, 2022, in connection with the approval of the Business Combination, the Company’s stockholders approved the Cardio Diagnostics Holdings, Inc. 2022 Equity Incentive Plan (the “2022 Plan”). The purpose of the 2022 Plan is to promote the interests of the Company and its stockholders by providing eligible employees, officers, directors and consultants with additional incentives to remain with the Company and its subsidiaries, to increase their efforts to make the Company more successful, to reward such persons by providing an opportunity to acquire shares of Common Stock on favorable terms and to attract and retain the best available personnel to participate in the ongoing business operations of the Company. The 2022 Plan permits the grant of Incentive Stock Options, Nonstatutory Stock Options, Restricted Stock, Restricted Stock Units, Stock Appreciation Rights, Performance Units and Performance Shares.

The 2022 Plan, as approved, permits the issuance of up to 3,265,516 shares of Common Stock (the “Share Reserve”) upon exercise or conversion of grants and awards made from time to time to officers, directors, employees and consultants, however that the Share Reserve will increase on January 1st of each calendar year and ending on and including January 1, 2027 (each, an “Evergreen Date”), in an amount equal to the lesser of (i) 7% of the total number of shares of Common Stock outstanding on the December 31st immediately preceding the applicable Evergreen Date and (ii) such lesser number of shares of Common Stock as determined to be appropriate by the Compensation Committee, which administers the 2022 Plan, in its sole discretion. There was no increase in the Share Reserve on January 1, 2023. In January 2024, the Compensation Committee approved an annual increase in the Share Reserve of 1,060,458 shares.

Common Stock Issued

Private Placement

In connection with a private offering memorandum that the Company issued through a placement agent on January 23, 2024, the Company completed entering into subscription agreements with 7 accredited investors (the “Subscription Agreements”), whereby the Company issued a total of 561,793 units (“Units”), with each Unit consisting of (i) one share of the Company’s common stock, $0.00001 par value (the “Common Stock”), and (ii) one six year Common Stock purchase warrant (the “Warrants”), having an exercise price of $1.78 per share (the “Private Placement”). The Private Placement resulted in the issuance to investors of 561,793 shares of Common Stock and 561,793 Warrants. The purchase price of the securities was $1.78 per Unit, resulting in gross proceeds to the Company of $1,000,000 and paid a fee of $100,000, before deducting placement agent fees (10% or $100,000) and other offering expenses. The Company intends to use the net proceeds from the Private Placement for working capital and general corporate purposes. The Private Placement closed on February 2, 2024.

In connection with the Private Placement, the Company entered into a Placement Agent Agreement with Altitude Capital Group, LLC, as placement agent (“Altitude Capital” or the “Placement Agent”). Pursuant to the Placement Agent Agreement, at closing, Altitude Capital was paid a cash commission equal to 10% of the gross proceeds received by the Company, plus 20% warrant coverage, providing Altitude Capital with the right to purchase 112,353 shares of Common Stock at $1.78 per share through February 2, 2030 (the “Placement Agent Warrants”).

At-the-Market Issuance

In connection with an At-the-Market Issuance Sales Agreement (the “Sales Agreement”) that the Company entered into with a placement agent on January 26, 2024, the Company sold 2,161,737 shares of common stock at various amounts per share to investors for gross proceeds totaling $2,176,556 before deducting sales commissions of $54,399 to placement agent, during the six months ended June 30, 2024 (among which 1,674,654 shares of common stock were sold for gross proceeds totaling $1,298,699 before deducting sales commissions of $32,452 to placement agent during the three months ended June 30, 2024). The Company also paid the placement agent a fee of $55,000.

Other Common Stock Issuance

During the three and six months ended June 30, 2024, the Company issued 9,442 and 13,919 common shares to two consultants for services pursuant to vesting of Restricted Stock Units granted, valued at $6,000 and $14,000, respectively.

On March 31, 2024, the Company issued 35,212 common shares to the board of directors for services pursuant to vesting of Restricted Stock Units granted, valued at $50,000.

On March 2, 2023, a shareholder exercised warrants in exchange for 100,000 common shares for proceeds of $390,000.

During the three and six months ended June 30, 2023, the Company issued 3,885 and 4,977 common shares to a consultant for services pursuant to vesting of Restricted Stock Units granted, valued at $6,000 and $10,000, respectively.

During the three and six months ended June 30, 2023, the Company issued 84,032 common shares to the board of directors for services pursuant to vesting of Restricted Stock Units granted, valued at $100,000.

In connection with the convertible notes payable (see Note 11 below) the noteholders converted $2,150,000 of principal balance to 1,474,703 shares of common stock during the three and six months ended June 30, 2023. The number of shares of common stock issued was determined based on the terms of the convertible notes.

Warrants

On October 1, 2019, the Company issued warrants to a seed funding firm equivalent to 2% of the fully-diluted equity of the Company, or 22,500 common shares at the time of issuance. The warrant is exercisable on the earlier of the closing date of the next Qualified Equity Financing occurring after the issuance of the warrant, and immediately before a Change of Control. The exercise price is the price per share of the shares sold to investors in the next Qualified Equity Financing, or if the warrant becomes exercisable in connection with a Change in Control before the next Qualified Equity Financing, the greater of the quotient obtained by dividing $150,000 by the Pre-financing Capitalization, and the price per share paid by investors in the then-most recent Qualified Equity Financing, if any. The warrant will expire upon the earlier of the consummation of any Change of Control, or 15 years after the issuance of the warrant.

In April 2022, the Company issued fully vested warrants to investors as part of private placement subscription agreements pursuant to which the Company issued common stock. Each shareholder received warrants to purchase 50% of the common stock issued at an exercise price of $3.90 per share with an expiration date of June 30, 2027.

As of May 23, 2022, the Company issued fully vested warrants to investors as part of an additional private placement subscription agreements pursuant to which the Company issued common stock. Each shareholder received warrants to purchase 50% of the common stock issued at an exercise price of $6.21 per share with an expiration date of five years from the date of issue.

All of the warrants issued by Legacy Cardio were exchanged in the Business Combination for warrants of the Company based on the merger exchange ratio.

During the three and six months ended June 30, 2024, in connection with the Private Placement as described above, the Company issued an aggregate of 0 and 674,146 warrants.

Warrant activity during the six months ended June 30, 2024 and 2023 was as follows:

	Warrants Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Warrants outstanding at December 31, 2022	7,954,620	$9.63	4.46
Warrants exercised	(100,000)	3.90
Warrants outstanding at June 30, 2023	7,854,620	$9.70	4.22
Warrants outstanding at December 31, 2023	7,854,620	$9.70	3.72
Warrants granted	674,146	1.78
Warrants outstanding at June 30, 2024	8,528,766	$9.08	3.41

Options

On May 6, 2022, Legacy Cardio granted 513,413 stock options to the management and advisors pursuant to the Cardio Diagnostics, Inc. 2022 Equity Incentive Plan. All of the options granted under this legacy plan were exchanged for options under the Company’s 2022 Plan adopted by the Company’s stockholders on October 25, 2022, and based on the exchange ratio for the merger, resulted in a total of 1,759,599 options issued upon closing. Each exchanged option has an exercise price of $3.90 per share with an expiration date of May 6, 2032. The exchanged options fully vested upon closing of the merger.

On June 23, 2023, the Company granted 825,000 stock options to management, which vested immediately on grant date. Each option has an exercise price of $1.26 per share with an expiration date of June 23, 2033. These immediately vested stock options were valued at $1,035,273 at grant date based on the Black-Scholes Option Pricing model. The following assumptions were utilized in the Black-Scholes valuation of these immediately vested stock options during the three and six months ended June 30, 2023, risk free interest rate of 5.41%, volatility of 176% and an exercise price of $1.26.

On January 23, 2024, the Company authorized an additional 1,060,458 shares to the Equity Incentive Plan Reserve (the “2022 Plan”) and granted 1,187,826 options to management and employees, 1,166,826 of which vested immediately with the remaining 21,000 options subject to 50% vesting on June 30, 2024 and 100% vesting on December 31, 2024. Each option has an exercise price of $2.11 per share with an expiration date of January 23, 2034. The immediately vested 1,166,826 stock options were valued at $2,461,404 at grant date based on the Black-Scholes Option Pricing model. The following assumptions were utilized in the Black-Scholes valuation of these immediately vested stock options during the six months ended June 30, 2024, risk free interest rate of 5.22%, volatility of 228% and an exercise price of $2.11. For the remaining 21,000 options, 7,500 options were vested on June 30, 2024 and 6,000 options were forfeited before vesting with the leaving of the employees before June 30, 2024. The vested 7,500 stock options were valued at $4,106 at vesting date based on the Black-Scholes Option Pricing model. The following assumptions were utilized in the Black-Scholes valuation of these vested stock options during the three and six months ended June 30, 2024, risk free interest rate of 4.40%, volatility of 188% and an exercise price of $2.11.

On June 30, 2024, the Company granted 30,300 stock options to the board of directors, which vested immediately on grant date. Each option has an exercise price of $0.55 per share with an expiration date of June 30, 2034. These immediately vested stock options were valued at $16,625 at grant date based on the Black-Scholes Option Pricing model. The following assumptions were utilized in the Black-Scholes valuation of these immediately vested stock options during the three and six months ended June 30, 2024, risk free interest rate of 4.40%, volatility of 188% and an exercise price of $0.55.

Option activity during the six months ended June 30, 2024 and 2023 was as follows:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Options outstanding at December 31, 2022	1,759,599	$3.90	9.35
Options granted	825,000	1.26
Options outstanding at June 30, 2023	2,584,599	$3.06	9.22
Options outstanding at December 31, 2023	2,584,599	$3.06	8.71
Options granted	1,218,126	2.07
Options expired or cancelled or forfeited	(6,000)	2.11
Options outstanding at June 30, 2024	3,796,725	$2.74	8.65
Options vested and exercisable at June 30, 2024	3,789,225	$2.74

Note 10 – Stockholders’ Equity

Stock Transactions

Pursuant to the Business Combination Agreement on October 25, 2022, the Company issued the following securities:

Holders of conversion rights issued as a component of units in Mana’s initial public offering (the “Public Rights”) were issued an aggregate of 928,571 shares of the Company’s common stock.

Holders of existing shares of common stock of Legacy Cardio and the holder of equity rights of Legacy Cardio (together, the “Legacy Cardio Stockholders”) received an aggregate of 6,883,306 shares of the Company’s Common Stock, calculated based on the exchange ratio of 3.427259 pursuant to the Merger Agreement (the “Exchange Ratio”) for each share of Legacy Cardio Common Stock held or, in the case of the equity rights holder, that number of shares of the Company’s Common Stock equal to 1% of the Aggregate Closing Merger Consideration, as defined in the Merger Agreement.

The Legacy Cardio Stockholders received, in addition, an aggregate of 43,334 shares of the Company’s Common Stock (“Conversion Shares”) upon conversion of an aggregate of $433,334 in principal amount of promissory notes issued by Mana to Legacy Cardio in connection with its loan of such amount in order to extend Mana’s duration through October 26, 2022 (the “Extension Notes”), which Conversion Shares were distributed to the Legacy Cardio Stockholders in proportion to their respective interest in Legacy Cardio.

Mana public stockholders (excluding Mana Capital, LLC, the SPAC sponsor (the “Sponsor”), and Mana’s former officers and directors) own 34,548 shares of the Company’s Common Stock and the Sponsor, Mana’s former officers and directors and certain permitted transferees own 1,625,000 shares of the Company’s Common Stock.

Immediately after giving effect to the Business Combination, there were 9,514,743 issued and outstanding shares of the Company’s Common Stock.

On October 25, 2022, in connection with the approval of the Business Combination, the Company’s stockholders approved the Cardio Diagnostics Holdings, Inc. 2022 Equity Incentive Plan (the “2022 Plan”). The purpose of the 2022 Plan is to promote the interests of the Company and its stockholders by providing eligible employees, officers, directors and consultants with additional incentives to remain with the Company and its subsidiaries, to increase their efforts to make the Company more successful, to reward such persons by providing an opportunity to acquire shares of Common Stock on favorable terms and to attract and retain the best available personnel to participate in the ongoing business operations of the Company. The 2022 Plan permits the grant of Incentive Stock Options, Nonstatutory Stock Options, Restricted Stock, Restricted Stock Units, Stock Appreciation Rights, Performance Units and Performance Shares.

The 2022 Plan, as approved, permits the issuance of up to 3,265,516 shares of Common Stock (the “Share Reserve”) upon exercise or conversion of grants and awards made from time to time to officers, directors, employees and consultants, however that the Share Reserve will increase on January 1st of each calendar year and ending on and including January 1, 2027 (each, an “Evergreen Date”), in an amount equal to the lesser of (i) 7% of the total number of shares of Common Stock outstanding on the December 31st immediately preceding the applicable Evergreen Date and (ii) such lesser number of shares of Common Stock as determined to be appropriate by the Compensation Committee, which administers the 2022 Plan, in its sole discretion. There was no increase in the Share Reserve on January 1, 2023.

Common Stock Issued

On March 2, 2023, a shareholder exercised warrants in exchange for 100,000 common shares for proceeds of $390,000.

During the year ended December 31, 2023, the Company issued 52,375 common shares to a consultant for services pursuant to vesting of Restricted Stock Units granted, valued at $44,000.

During the year ended December 31, 2023, the Company issued 251,172 common shares to the board of directors for services pursuant to vesting of Restricted Stock Units granted, valued at $200,000.

In connection with the convertible notes payable (see Note 11 below) the noteholders converted $5,000,000 of principal balance to 10,622,119 shares of common stock during the year ended December 31, 2023. The number of shares of common stock issued was determined based on the terms of the convertible notes.

The Company sold post-merger 2,484,872 (or 725,032 pre-merger) common shares to various investors for proceeds totaling $11,986,036 during the year ended December 31, 2022. The Company paid the placement agent $1,198,604 in cash and issued 214,998 warrants. The Company issued post-merger 66,465 (or 19,393 pre-merger) common shares to an investor in settlement of a cashless exercise of a warrant agreement.

Warrants

On October 1, 2019, the Company issued warrants to a seed funding firm equivalent to 2% of the fully-diluted equity of the Company, or 22,500 common shares at the time of issuance. The warrant is exercisable on the earlier of the closing date of the next Qualified Equity Financing occurring after the issuance of the warrant, and immediately before a Change of Control. The exercise price is the price per share of the shares sold to investors in the next Qualified Equity Financing, or if the warrant becomes exercisable in connection with a Change in Control before the next Qualified Equity Financing, the greater of the quotient obtained by dividing $150,000 by the Pre-financing Capitalization, and the price per share paid by investors in the then-most recent Qualified Equity Financing, if any. The warrant will expire upon the earlier of the consummation of any Change of Control, or 15 years after the issuance of the warrant.

In April 2022, the Company issued fully vested warrants to investors as part of private placement subscription agreements pursuant to which the Company issued common stock. Each shareholder received warrants to purchase 50% of the common stock issued at an exercise price of $3.90 per share with an expiration date of June 30, 2027.

As of May 23, 2022, the Company issued fully vested warrants to investors as part of an additional private placement subscription agreements pursuant to which the Company issued common stock. Each shareholder received warrants to purchase 50% of the common stock issued at an exercise price of $6.21 per share with an expiration date of five years from the date of issue.

All of the warrants issued by Legacy Cardio were exchanged in the Business Combination for warrants of the Company based on the merger exchange ratio.

Warrant activity during the years ended December 31, 2023 and 2022 was as follows:

		Weighted	Average Remaining
	Warrant Outstanding	Average Exercise Price	Contractual Life (Years)
Warrants outstanding at December 31, 2021	114,924	$3.90	5.90
Warrants granted	1,988,973	4.84
Warrants received in merger	5,749,993	11.50
Merger adjustment to prior year	152,730	3.90
Warrants exercised	(52,000)	3.90
Warrants outstanding at December 31, 2022	7,954,620	9.63	4.72
Warrants exercised	(100,000)	3.90
Warrants outstanding at December 31, 2023	7,854,620	$9.70	3.72

Options

On May 6, 2022, Legacy Cardio granted 513,413 stock options to the board of directors pursuant to the Cardio Diagnostics, Inc. 2022 Equity Incentive Plan. All of the options granted under this legacy plan were exchanged for options under the Company’s 2022 Plan adopted by the Company’s stockholders on October 25, 2022, and based on the exchange ratio for the merger, resulted in a total of 1,759,599 options issued upon closing. Each exchanged option has an exercise price of $3.90 per share with an expiration date of May 6, 2032. The exchanged options fully vested upon closing of the merger.

Option activity during the years ended December 31, 2023 and 2022 was as follows:

		Weighted	Average Remaining
	Option Outstanding	Average Exercise Price	Contractual Life (Years)
Options outstanding at December 31, 2021	—	$—
Options granted	1,759,599	3.90
Options outstanding at December 31, 2022	1,759,599	3.90	9.35
Options granted	825,000	1.26
Options outstanding at December 31, 2023	2,584,599	$3.06	8.71